TRADE ACCOUNTS AND BILLS PAYABLE	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS PAYABLE AND BILLS PAYABLE
TRADE ACCOUNTS PAYABLE AND BILLS PAYABLE

29.     TRADE ACCOUNTS PAYABLE AND BILLS PAYABLE

	December 31,
	2019	2020
	RMB	RMB

Amounts due to third parties	166,830	132,136
Amounts due to Sinopec Group Company and fellow subsidiaries	11,251	11,384
Amounts due to associates and joint ventures	10,108	7,742
	188,189	151,262
Bills payable	11,834	10,394
Trade accounts payable and bills payable measured at amortized cost	200,023	161,656